[EQUITABLE FINANCIAL LOGO]

Darin Smith

Vice President and

Associate General Counsel

(319) 573-2676

darin.smith@equitable.com

February 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of Equitable Financial Life Insurance Company (“Equitable Financial”)
Post-Effective Amendment No. 1 to the Registration Statement on Form N-4
Investment Edge® 21.0
File Nos. 333-248863 and 811-22651

Commissioners:

On behalf of Equitable Financial, we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 1 to the Registration Statements on Form N-4 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith

Darin Smith